INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Expected federal tax	34.00%	34.00%
State tax (net of federal benefit)	(0.04%)	6.13%
Release of valuation allowance	(18.10%)	0.00%
Other	(0.01%)	0.89%
Valuation allowance	(33.97%)	(41.02%)
Total	(18.08%)	0.00%